Interest expense and finance costs	9 Months Ended
Sep. 30, 2017
Interest Expense And Finance Costs [Abstract]
Interest expense and finance costs
5.	Interest expense and finance costs

	Nine months ended
	Sept 30, 2017	Sept 30, 2016
Interest incurred	13,605,807	10,222,259
Amortization of deferred financing charges	2,423,720	2,072,562
	16,029,527	12,294,821